Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share of Common Stock - CF ACQUISITION CORP VIII [Member] - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A – Public shares [Member]
Numerator:
Allocation of net income (loss)					$ 1,722,236	$ (1,286,468)
Denominator:
Basic weighted average number of shares of common stock outstanding	1,300,165	20,662,249	1,769,140	22,293,390	17,420,341	19,931,507
Basic net income (loss) per share of common stock					$ 0.1	$ (0.06)
Class A – Private placement shares [Member]
Numerator:
Allocation of net income (loss)					$ 53,386	$ (27,788)
Denominator:
Basic weighted average number of shares of common stock outstanding	5,540,000	540,000	4,381,912	540,000	540,000	430,521
Basic net income (loss) per share of common stock					$ 0.1	$ (0.06)
Class B Common Stock [Member]
Numerator:
Allocation of net income (loss)					$ 617,897
Denominator:
Basic weighted average number of shares of common stock outstanding					6,250,000
Basic net income (loss) per share of common stock					$ 0.1
Class B Common Stock [Member] | Common Stock [Member]
Numerator:
Allocation of net income (loss)						$ (393,589)
Denominator:
Basic weighted average number of shares of common stock outstanding	1,250,000	6,250,000	2,408,088	6,250,000		6,097,945
Basic net income (loss) per share of common stock						$ (0.06)